Segment Information - Schedule of Segment Information (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenue	[1]	$ 523,940	$ 411,162	$ 421,711
Adjusted EBITDA		89,354	48,585	(39,067)
Depreciation and amortization		(13,826)	(12,924)	(14,439)
Stock-based compensation		(4,289)	(574)	(861)
Operating income / (loss)		71,239	35,087	(54,367)
Financial income		2,389	8,327	10,797
Financial expense	[2]	(19,268)	(15,079)	(23,702)
Income / (loss) before income tax		54,360	28,335	(67,272)
Income tax expense		(11,994)	(10,538)	(18,004)
Net income		42,366	17,797	(85,276)
Operating Segments [Member] | Air [Member]
Segment Reporting Information [Line Items]
Revenue		241,015	205,721	219,817
Adjusted EBITDA		58,397	27,940	8,259
Depreciation and amortization		(1,865)	(4,099)	(6,350)
Operating income / (loss)		56,532	23,841	1,909
Operating Segments [Member] | Packages, Hotels and Other Travel Products [Member]
Segment Reporting Information [Line Items]
Revenue		282,925	205,441	201,894
Adjusted EBITDA		31,341	20,643	(34,383)
Depreciation and amortization		(2,556)	(3,842)	(1,872)
Operating income / (loss)		28,785	16,801	(36,255)
Unallocated [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA		(384)	2	(12,943)
Depreciation and amortization		(9,405)	(4,983)	(6,217)
Stock-based compensation		(4,289)	(574)	(861)
Operating income / (loss)		$ (14,078)	$ (5,555)	$ (20,021)

[1]	Includes $37,000, $27,008 and $22,911 for related party transactions for the years 2017, 2016 and 2015, respectively. See note 14.
[2]	Includes $8,601, $10,516 and $17,218 for factoring of credit card receivables for the years ended 2017, 2016 and 2015, respectively.